Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

A reconciliation of basic and diluted earnings (loss) per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Basic:
Net income (loss) attributable to CNH Industrial	$39	$(124)	$(347)	$22
Weighted average common shares outstanding—basic	1,362	1,362	1,362	1,360
Basic earnings (loss) per share	$0.03	$(0.09)	$(0.25)	$0.02
Diluted:
Net income (loss) attributable to CNH Industrial	$39	$(124)	$(347)	$22
Weighted average common shares outstanding—basic	1,362	1,362	1,362	1,360
Effect of dilutive securities (when dilutive):
Stock compensation plans	2	—	—	3
Weighted average common shares outstanding—diluted	1,364	1,362	1,362	1,363
Diluted earnings (loss) per share	$0.03	$(0.09)	$(0.25)	$0.02